Goodwill - Summary of Analysis of Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of changes in goodwill [Abstract]
Balance at beginning of period	$ 1,223.3	$ 1,228.7	$ 2,041.7
Additions			1.9
Goodwill depreciation			(803.8)
Change in exchange rates	10.7	(5.4)	(11.1)
Balance at end of period	$ 1,234.0	$ 1,223.3	$ 1,228.7